Institutional Class Z [Member] Expense Example - Institutional Z - Harding Loevner International Small Companies Portfolio - Institutional Class Z	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 102
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	$ 1,225